Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Impairment loss recognised in profit or loss, trade receivables	€ 12	€ 30
Reversal of impairment loss recognised in profit or loss, trade receivables			€ 5
Gross value of overdue receivables	455	549	642
Derecognized receivables	€ 3	€ 18	€ 214